Schedule of Investments (unaudited)
June 30, 2026
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 Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 82.2%
Communication Services — 13.0%
Diversified Telecommunication Services — 3.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	2,540,000	$1,793,037 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,200,000	2,240,527 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	968,077	953,260 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	39,590	40,219 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	571,646	552,932 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	1,440,550	1,398,551 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	1,650,000	1,773,138 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,370,000	1,439,819 (a)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	960,000	963,125 (a)
Total Diversified Telecommunication Services				11,154,608
Entertainment — 1.0%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	3,060,000	2,245,489
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	550,000	369,875
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	250,000	265,480 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	460,000	481,460 (a)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	400,000	407,542 (a)
Total Entertainment				3,769,846
Media — 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,650,000	2,245,900 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	1,420,000	1,394,284 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	3,320,000	1,951,386
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	840,000	870,269 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	1,450,000	1,505,615 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	720,000	732,079 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,768,000	2,493,317 *(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,200,000	1,233,896 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	3,795,850	4,104,071
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	120,000	99,330 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	610,000	509,108 (a)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	1,060,000	1,060,639 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	720,000	745,340 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000	595,806 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	530,000	507,749 (a)
Total Media				20,048,789
Wireless Telecommunication Services — 3.6%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	790,000	511,484 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	760,000	467,968 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,080,000	1,246,000 (a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,410,000	333,994 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	5,670,000	3,374,016 (a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	6,963,955
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000	$411,297 (a)
Total Wireless Telecommunication Services				13,308,714

Total Communication Services				48,281,957
Consumer Discretionary — 15.3%
Automobile Components — 2.6%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	3,110,000	3,074,365 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	980,000	1,010,375 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,570,000	1,616,119 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,220,000	1,210,802 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	970,000	977,216 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,710,000	1,683,375 (a)
Total Automobile Components				9,572,252
Automobiles — 1.0%
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	630,000	587,049 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,820,000	3,310,393 (a)
Total Automobiles				3,897,442
Diversified Consumer Services — 0.3%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,095,000	1,112,967
Hotels, Restaurants & Leisure — 7.7%
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	980,000	992,343 (a)
Carnival Ltd., Senior Notes	1.000%	10/28/29	5,780,000 EUR	6,176,315
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000	3,234,000 (a)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	490,000	495,923 (a)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,367,000	1,332,617 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	420,000	411,583 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,871,000	1,953,423 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,510,000	1,522,347 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000 GBP	1,240,628 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	1,450,000	1,468,946 (a)
Six Flags Entertainment Corp./Canada’s Wonderland Co./ Millennium Operations LLC, Senior Notes	8.625%	1/15/32	1,090,000	1,123,072 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,080,000	2,088,073 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,440,000	1,440,628 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000	139,905 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,970,000	1,957,798 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,054,000	1,032,393 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,730,000	1,829,225 (a)
Total Hotels, Restaurants & Leisure				28,439,219
Household Durables — 0.3%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	530,000	526,596 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	530,000	554,008 (a)
Total Household Durables				1,080,604
Specialty Retail — 3.4%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	900,000	912,574 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	2,000,000	2,071,773 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	780,000	$740,224 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	4,060,000	3,979,510 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	1,820,000	1,835,413 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	1,700,000	1,737,854
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,380,000	1,368,813 (a)
Total Specialty Retail				12,646,161

Total Consumer Discretionary				56,748,645
Consumer Staples — 0.3%
Food Products — 0.3%
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	980,000	1,009,270 (a)

Energy — 15.2%
Energy Equipment & Services — 1.0%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	1,900,000	1,952,039 (a)
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	670,000	680,935 (a)(c)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	1,010,000	1,016,873 (a)
Total Energy Equipment & Services				3,649,847
Oil, Gas & Consumable Fuels — 14.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	517,584 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,840,000	1,868,209 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	2,530,000	2,516,194 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	430,000	443,165 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,470,000	2,042,057
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	1,910,000	1,926,405 (d)(e)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	2,280,000	2,233,906 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	880,000	887,994 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	5,920,000	6,726,116
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.414%	9/30/29	889,189	895,316 (a)(e)(f)(g)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,020,000	1,184,978 (a)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	890,000	884,962 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,110,838
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,370,000	4,369,066
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,277,280 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	898,706
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	320,000	329,085 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,168,385 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	410,000	427,469 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	1,971,000	2,050,987 (a)(d)(e)
Sunoco LP, Senior Notes	5.625%	3/15/31	750,000	744,833 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	3,340,000	3,262,630 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	390,000	397,950 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	3,260,000	3,481,556 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	690,000	719,170 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	640,000	$718,046 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	530,000	562,214 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	730,000	729,013 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	680,000	668,877 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	340,000	329,475
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	570,000	496,625
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	3,560,000	3,090,500
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	689,855
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,690,000	2,661,199
YPF SA, Senior Notes	6.950%	7/21/27	530,000	534,997 (a)
Total Oil, Gas & Consumable Fuels				52,845,642

Total Energy				56,495,489
Financials — 7.5%
Banks — 2.0%
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,540,542 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	2,170,000	2,211,831 (d)(e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,654,556 (e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	1,964,550 (d)(e)
Total Banks				7,371,479
Capital Markets — 1.2%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,000,000	930,625 (h)
Credit Suisse AG AT1 Claim	—	—	10,560,000	0 *(f)(g)(i)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	660,000	679,214 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	640,000	672,369 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	2,010,000	2,164,362 (a)(d)(e)
Total Capital Markets				4,446,570
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	1,910,000	1,898,676 (a)(e)
Financial Services — 2.0%
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	410,000	389,876 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,640,000	2,730,977 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	360,000	370,408 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	550,000	559,706 (a)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	590,000	605,888 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	780,000	816,251 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	380,000	385,044 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	880,000	838,212 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	8.750%	1/15/32	620,000	$614,693 (a)
Total Financial Services				7,311,055
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	370,000	332,890 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/ APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	910,000	922,230 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,960,000	1,976,408 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,108,808 (a)
Total Insurance				4,340,336
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	1,840,000	1,815,490 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	750,000	775,292 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	10,000	10,043 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,600,825

Total Financials				27,968,941
Health Care — 7.2%
Health Care Providers & Services — 4.8%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,790,000	1,762,051 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	410,000	368,489 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,910,000	1,758,456 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,032,000	2,190,884 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	1,050,000	1,097,598 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	6,033,000	6,525,596
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,720,000	1,814,445 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	990,000	1,027,730 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	1,310,000	1,326,919 (a)
Total Health Care Providers & Services				17,872,168
Pharmaceuticals — 2.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	3,693,000	3,742,878 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	10,000	9,989 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	210,000	158,156 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	820,000	758,865 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	880,000	880,170
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	1,070,000	1,110,890
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,550,000	1,969,745
Total Pharmaceuticals				8,630,693

Total Health Care				26,502,861
Industrials — 11.1%
Aerospace & Defense — 0.7%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	380,000	388,535 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	194,864 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	875,000	907,122 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	910,000	934,453 (a)
Total Aerospace & Defense				2,424,974
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Air Freight & Logistics — 0.4%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	1,290,000	$1,295,043 (a)
Building Products — 0.6%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	507,169 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,700,000	1,736,817 (a)
Total Building Products				2,243,986
Commercial Services & Supplies — 4.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	280,000	279,481
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,330,000	3,470,203
GEO Group Inc., Senior Notes	10.250%	4/15/31	3,160,000	3,416,087
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,210,000	1,261,273
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	1,890,000	1,960,355 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	770,000	779,476 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	1,250,000	1,297,531 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	630,000	648,150 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,180,000	2,262,395 (a)
Total Commercial Services & Supplies				15,374,951
Construction & Engineering — 0.7%
Arcosa Inc., Senior Notes	6.875%	8/15/32	620,000	647,251 (a)
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	1,840,000	1,852,751 (a)(c)
Total Construction & Engineering				2,500,002
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,020,000	2,012,492 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	500,000	518,916 (a)
Total Ground Transportation				2,531,408
Machinery — 0.7%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	410,000	411,201 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,290,000	1,346,953 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	960,000	961,634
Total Machinery				2,719,788
Passenger Airlines — 1.4%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	3,420,000	3,464,546 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	1,890,000	1,714,358 (a)
Total Passenger Airlines				5,178,904
Trading Companies & Distributors — 1.8%
ADI Escrow Issuer LLC, Senior Notes	7.125%	7/15/34	410,000	418,525 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	600,000	624,891 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	2,200,000	2,254,052 (a)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	770,000	757,517 (a)(c)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	170,000	176,163 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	710,000	740,713 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	720,000	739,566 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,000,000	1,026,433 (a)
Total Trading Companies & Distributors				6,737,860

Total Industrials				41,006,916
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 5.2%
Communications Equipment — 1.0%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	3,490,000	$3,676,694 (a)
IT Services — 2.1%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	1,290,000	1,288,968 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	1,810,000	1,953,631 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	2,300,000	2,334,042 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	2,350,000	2,366,992 (a)
Total IT Services				7,943,633
Semiconductors & Semiconductor Equipment — 0.2%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	550,000	560,278 (a)
Software — 1.6%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	550,000	534,266 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,240,000	2,101,042 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	680,000	590,095 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	850,000	837,755 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	560,000	552,327 (a)
Oracle Corp., Senior Notes	6.000%	8/3/55	1,060,000	903,213
Sabre Financial Borrower LLC, Senior Secured Notes	11.125%	6/15/29	500,000	528,145 (a)
Total Software				6,046,843
Technology Hardware, Storage & Peripherals — 0.3%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	360,000	365,063 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	610,000	636,792 (a)
Total Technology Hardware, Storage & Peripherals				1,001,855

Total Information Technology				19,229,303
Materials — 3.3%
Chemicals — 1.0%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	1,930,000	1,858,657 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	410,000	422,285
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	1,820,000	1,634,961 (a)
Total Chemicals				3,915,903
Metals & Mining — 2.3%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	650,000	659,238 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,120,000	2,209,906 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	3,410,000	3,569,430 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	790,000	810,482 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	670,000	658,037 (a)
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	550,000	565,173 (a)
Total Metals & Mining				8,472,266

Total Materials				12,388,169
Real Estate — 3.1%
Diversified REITs — 1.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	470,000	456,177
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	140,000 GBP	162,225
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	2,000,000	1,609,143
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified REITs — continued
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	1,740,000	$1,816,665 (a)
Total Diversified REITs				4,044,210
Health Care REITs — 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000	219,848
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	800,000	824,414 (a)
Total Health Care REITs				1,044,262
Real Estate Management & Development — 0.8%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	319,090	3,989 *(b)(h)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	259,874	1,429 *(b)(h)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	343,038	1,887 *(b)(h)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	450,290	3,377 (d)(h)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	128,924	967 (h)(j)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	730,790	84,041 (h)(j)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	420,000	441,061 (a)
ELK Grove Village Property LLC, Senior Secured Notes	7.500%	6/15/31	540,000	544,056 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	1,830,000	1,874,729 (a)
Total Real Estate Management & Development				2,955,536
Specialized REITs — 0.9%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	540,000	550,514 (a)
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	810,000	812,345 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,520,000	1,541,584 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	440,000	444,227 (a)
Total Specialized REITs				3,348,670

Total Real Estate				11,392,678
Utilities — 1.0%
Electric Utilities — 1.0%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	940,000	957,723 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,830,000	1,825,204 (a)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	300,000	299,747 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	610,000	615,223 (a)

Total Utilities				3,697,897
Total Corporate Bonds & Notes (Cost — $286,316,380)				304,722,126
Asset-Backed Securities — 6.5%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.425%	4/20/37	880,000	871,318 (a)(e)
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.322%	1/21/35	1,240,000	1,117,084 (a)(e)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.414%	10/22/37	745,000	740,905 (a)(e)
AMMC CLO Ltd., 2021-24A DR (3 mo. Term SOFR + 2.950%)	6.625%	1/20/35	480,000	475,884 (a)(e)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	330,000	322,226 (a)(e)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.337%	1/25/38	820,000	648,287 (a)(e)
Apidos Loan Fund Ltd., 2024-1A D1R (3 mo. Term SOFR + 2.700%)	6.367%	10/25/38	610,000	612,618 (a)(e)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Balboa Bay Loan Funding Ltd., 2023-1A ERR (3 mo. Term SOFR + 5.400%)	9.075%	4/20/36	980,000	$975,959 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.623%	7/15/37	770,000	708,889 (a)(e)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.564%	11/22/34	770,000	773,523 (a)(e)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.925%	1/18/35	750,000	742,639 (a)(e)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.025%	10/20/37	1,020,000	1,017,509 (a)(e)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.425%	4/19/35	300,000	289,513 (a)(e)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.217%	1/25/35	480,000	472,399 (a)(e)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.673%	10/15/37	670,000	671,627 (a)(e)
Galaxy CLO Ltd., 2018-25A D1RR (3 mo. Term SOFR + 2.700%)	6.367%	4/25/36	510,000	504,270 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.075%	1/20/38	1,260,000	1,257,095 (a)(e)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.180%	4/17/34	390,000	386,367 (a)(e)
Invesco CLO Ltd., 2021-3A DR (3 mo. Term SOFR + 3.100%)	6.764%	10/22/34	530,000	522,122 (a)(e)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.917%	7/25/34	550,000	546,630 (a)(e)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.073%	4/15/35	200,000	200,693 (a)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.367%	1/25/38	1,050,000	1,039,073 (a)(e)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.273%	10/15/37	820,000	811,137 (a)(e)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.075%	10/18/35	910,000	912,703 (a)(e)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.080%	10/17/38	540,000	523,025 (a)(e)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.505%	10/15/34	1,000,000	969,818 (a)(e)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.130%	4/17/37	600,000	591,006 (a)(e)
OFSI BSL CLO Ltd., 2024-13A ER (3 mo. Term SOFR + 6.780%)	10.406%	7/20/39	360,000	362,351 (a)(e)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.525%	7/19/37	220,000	220,976 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.625%	7/20/37	310,000	309,564 (a)(e)
Pixley Park CLO Ltd., 2024-1A E (3 mo. Term SOFR + 5.000%)	8.673%	1/15/37	520,000	498,910 (a)(e)
Rockford Tower CLO Ltd., 2022-2A ER2 (3 mo. Term SOFR + 6.840%)	10.515%	3/20/38	890,000	826,157 (a)(e)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.573%	7/15/40	800,000	801,146 (a)(e)
Silver Point CLO Ltd., 2026-16A E (3 mo. Term SOFR + 4.750%)	8.405%	4/18/39	1,140,000	1,129,766 (a)(e)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.372%	1/20/38	430,000	427,985 (a)(e)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.267%	1/24/39	390,000	387,973 (a)(e)
Whitebox CLO Ltd., 2023-4AR ER2 (3 mo. Term SOFR + 5.150%)	8.906%	7/20/39	570,000	571,425 (a)(c)(e)

Total Asset-Backed Securities (Cost — $24,695,151)				24,240,572
Senior Loans — 6.5%
Communication Services — 0.4%
Entertainment — 0.3%
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	1,180,000	1,184,236 (k)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — 0.1%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/3/28	1,367,744	$286,542 (l)(m)

Total Communication Services				1,470,778
Consumer Discretionary — 1.4%
Automobile Components — 0.6%
ABC Technologies Inc., Term Loan B	11.894-11.982%	1/2/40	1,374,329	1,367,504 (e)(f)(g)(l)(m)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	5/6/30	805,226	806,990 (e)(l)(m)
Total Automobile Components				2,174,494
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	5.619%	10/13/30	881,988	877,468 (e)(l)(m)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	904,741	686,753 (e)(l)(m)
Total Diversified Consumer Services				1,564,221
Hotels, Restaurants & Leisure — 0.2%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	640,000	641,085 (k)
Specialty Retail — 0.2%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	867,825	858,695 (e)(l)(m)

Total Consumer Discretionary				5,238,495
Consumer Staples — 1.4%
Consumer Staples Distribution & Retail — 1.4%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	1,942,105	2,072,392 (l)(m)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	2,032,550	2,099,878 (l)(m)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	850,000	862,750 (e)(f)(g)(l)(m)

Total Consumer Staples				5,035,020
Financials — 0.9%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.644%	11/24/32	587,538	574,809 (e)(l)(m)
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.644%	12/1/31	300,000	301,195 (e)(l)(m)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.144%	3/12/29	460,658	459,293 (e)(l)(m)
Financial Services — 0.2%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.644%	7/31/31	248,125	240,726 (e)(l)(m)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.144%	7/31/31	687,798	664,585 (e)(l)(m)
Total Financial Services				905,311
Insurance — 0.3%
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	698,250	662,091 (e)(l)(m)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	6/13/31	577,395	558,852 (e)(l)(m)
Total Insurance				1,220,943

Total Financials				3,461,551
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 1.1%
Health Care Providers & Services — 0.9%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.423%	5/16/31	2,456,344	$2,422,974 (e)(l)(m)
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	3/31/33	910,000	892,938 (e)(l)(m)
Total Health Care Providers & Services				3,315,912
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/17/32	578,539	573,260 (e)(l)(m)

Total Health Care				3,889,172
Industrials — 0.7%
Aerospace & Defense — 0.2%
TransDigm Inc., Term Loan J (1 mo. Term SOFR + 2.500%)	6.144%	2/28/31	977,550	978,831 (e)(l)(m)
Machinery — 0.3%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.377%	4/30/30	975,279	980,663 (e)(l)(m)
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	1,128,940	316,103 *(b)(g)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	430,111	8,602 *(b)(g)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	187,286	177,921 (e)(g)(j)(l)(m)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	46,448	44,126 (e)(g)(j)(l)(m)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	91,737	87,150 (e)(g)(j)(l)(m)
Total Passenger Airlines				633,902

Total Industrials				2,593,396
Information Technology — 0.4%
Software — 0.4%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.494%	10/8/28	478,750	373,681 (e)(l)(m)
Coreweave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%)	8.120%	11/6/31	360,000	367,734 (e)(l)(m)(n)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.913%	7/1/31	788,000	730,082 (e)(l)(m)
Total Software				1,471,497
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	11.500%	6/14/30	31,572	31,444 (e)(l)(m)

Total Information Technology				1,502,941
Materials — 0.2%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	3/15/29	909,830	881,398 (e)(l)(m)

Total Senior Loans (Cost — $26,144,091)				24,072,751
Sovereign Bonds — 1.2%
Angola — 0.4%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,629,304 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — 0.4%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	334,611	$277,470 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	680,000	682,339 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	340,000	334,135 (a)
Total Argentina				1,293,944
Bahamas — 0.4%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000	1,664,230 (a)

Total Sovereign Bonds (Cost — $3,718,790)				4,587,478
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.632%		32,708	816,065 (e)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		10,320	233,645 (e)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.340%		18,881	425,200 (e)

Total Preferred Stocks (Cost — $1,521,861)				1,474,910

Common Stocks — 0.3%
Consumer Staples — 0.3%
Beverages — 0.2%
Altice France Luxco			28,448	568,198 *
Consumer Staples Distribution & Retail — 0.1%
VCI Asset Holdings 2 LLC			394,218	415,900 *(f)(g)

Total Consumer Staples				984,098
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			346	7 *(o)
Spirit Aviation Holdings Inc.			59,529	1,190 *

Total Industrials				1,197
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			112,573	562 *(f)
Country Garden Holdings Co. Ltd.			6,048	130 *(f)

Total Real Estate				692
Total Common Stocks (Cost — $1,232,906)				985,987
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.2%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	160,068	500,211 (j)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 0.1%
Aerospace & Defense — 0.1%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	52,000	$49,706
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	120,000	157,464 (a)

Total Industrials				207,170
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	40,243	302 (h)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	1,514,007	105,980 (h)

Total Real Estate				106,282
Total Convertible Bonds & Notes (Cost — $592,607)				813,663
Collateralized Mortgage Obligations(p) — 0.2%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $529,997)	7.023%	1/25/40	530,000	534,250 (a)(e)
		Expiration Date	Rights
Rights — 0.0%††
Consumer Staples — 0.0%††
Beverages — 0.0%††
Altice France Luxco (Cost — $0)		—	4,046	64,721 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $514,884)		3/12/30	42,296	846 *(a)(f)(o)
Total Investments before Short-Term Investments (Cost — $345,266,667)				361,497,304
	Rate		Shares
Short-Term Investments — 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,177,931)	3.577%		5,177,931	5,177,931 (q)(r)
Total Investments — 98.9% (Cost — $350,444,598)				366,675,235
Other Assets in Excess of Liabilities — 1.1%				3,950,705
Total Net Assets — 100.0%				$370,625,940

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset High Income Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on this security is currently in default as of June 30, 2026.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(i)	Value is less than $1.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(k)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)
All or a portion of this loan is unfunded as of June 30, 2026. The interest rate for fully unfunded term loans is to be determined. At June 30, 2026, the total principal amount and market value of unfunded commitments totaled $232,142 and $237,130, respectively.

(o)	Restricted security (Note 3).
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $5,177,931 and the cost was $5,177,931 (Note 2).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$55,600,173	$895,316	$56,495,489
Financials	—	27,968,941	0 *	27,968,941
Other Corporate Bonds & Notes	—	220,257,696	—	220,257,696
Asset-Backed Securities	—	24,240,572	—	24,240,572
Senior Loans:
Consumer Discretionary	—	3,870,991	1,367,504	5,238,495
Consumer Staples	—	4,172,270	862,750	5,035,020
Industrials	—	1,959,494	633,902	2,593,396
Other Senior Loans	—	11,205,840	—	11,205,840
Sovereign Bonds	—	4,587,478	—	4,587,478
Preferred Stocks	$1,474,910	—	—	1,474,910
Common Stocks:
Consumer Staples	—	568,198	415,900	984,098
Industrials	1,190	7	—	1,197
Real Estate	—	692	—	692
Convertible Bonds & Notes	—	813,663	—	813,663
Collateralized Mortgage Obligations	—	534,250	—	534,250
Rights	—	64,721	—	64,721
Warrants	—	846	—	846
Total Long-Term Investments	1,476,100	355,845,832	4,175,372	361,497,304
Short-Term Investments†	5,177,931	—	—	5,177,931
Total Investments	$6,654,031	$355,845,832	$4,175,372	$366,675,235

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of September 30, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$875,851	$1,892	—	$17,573	—
Financials	0 *	—	—	—	—
Healthcare	0 *	—	$142	—	—
Senior Loans:
Consumer Discretionary	—	2,452	—	35,351	$1,329,701

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Investments in Securities	Balance as of September 30, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Consumer Staples	—	$270	—	$20,980	$841,500
Industrials	—	762,218	$(177,638)	(890,647)	1,619,703
Common Stocks:
Consumer Staples	—	—	—	21,682	394,218
Total	$875,851	$766,832	$(177,496)	$(795,061)	$4,185,122

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2026[1]
Corporate Bonds & Notes:
Energy	—	—	—	$895,316	$17,573
Financials	—	—	—	0 *	—
Healthcare	$(142)	—	—	—	—
Senior Loans:
Consumer Discretionary	—	—	—	1,367,504	35,351
Consumer Staples	—	—	—	862,750	20,980
Industrials	(679,734)	—	—	633,902	(890,647)
Common Stocks:
Consumer Staples	—	—	—	415,900	21,682
Total	$(679,876)	—	—	$4,175,372	$(795,061)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2026. The following transactions were effected in such company for the period ended June 30, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,960,217	$76,822,841	76,822,841	$78,605,127	78,605,127

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$113,481	—	$5,177,931

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	346	3/25	$4,212	$7	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	42,296	3/25	514,884	846 (b)	0.02	0.00 (a)
Total			$519,096	$853		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Income Opportunity Fund Inc. 2026 Quarterly Report